Non-Controlling Interest (NCI) - Summary of Non Controlling Interest (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Non Controlling Interest [Line Items]
Current assets	$ 8,980,159	$ 5,998,574	$ 3,386,683
Non-current liabilities	(15,145,616)	(11,705,594)	(4,659,046)
Current liabilities	(2,295,147)	(1,941,299)	(4,658,310)
Revenue	12,365,918	11,107,561	8,106,909
Profit	4,731,081	3,353,559	2,770,777
OCI	(229,096)	784,226	482,394
Total comprehensive income	4,501,985	4,137,785	3,253,171
Profit allocated to NCI	81,961	71,675	44,757
Net cash provided by operating activities	6,168,702	5,641,203	4,904,753
Net cash provided by investment activities	(1,938,575)	(1,816,557)	(3,669,927)
Net cash used in financing activities	(1,687,316)	(1,771,185)	166,171
Increase in cash and cash equivalents	$ 2,542,005	$ 2,191,639	$ 1,400,997
Desarrollo De Concesiones Aeroportuarias S.L. [Member]
Non Controlling Interest [Line Items]
NCI percentage	25.50%	25.50%	25.50%
Non-current assets	$ 5,610,289	$ 6,117,021	$ 5,329,086
Current assets	1,505,069	1,155,778	529,288
Non-current liabilities	(1,840,532)	(2,590,361)	(2,073,551)
Current liabilities	(1,162,848)	(480,267)	(325,640)
Net assets	4,111,978	4,202,171	3,459,183
Net assets attributable to NCI	1,048,554	1,071,554	882,092
Revenue	1,852,687	1,622,033	995,707
Profit	321,416	281,078	175,518
OCI	(225,169)	773,453	482,394
Total comprehensive income	96,247	992,944	875,237
Profit allocated to NCI	81,961	71,675	44,757
OCI allocated to NCI	(31,635)	117,787	66,901
Net cash provided by operating activities	625,619	729,858	761,724
Net cash provided by investment activities	(122,417)	13,673	7,959
Net cash used in financing activities	(202,264)	(156,099)	(346,807)
Increase in cash and cash equivalents	$ 300,938	$ 587,432	$ 422,876